Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 139,338	$ 171,871	$ 477,549
Prepaid expenses	120,577	57,018
Total current assets	259,915	228,889	$ 477,549
Intangible	139,986	139,800	$ 98,697
Equipment, net	110,568	118,453
Total assets	510,469	487,142	$ 576,246
Current liabilities
Accounts payable	1,084,432	529,736	230,527
Accrued liabilities - related party	551,407	489,535	$ 272,564
Customer deposits - related party	400,000	400,000
Accrued payroll taxes	25,717	14,167	$ 10,428
Debt, current portion	290,768	40,235	22,910
Total current liabilities	2,352,324	1,473,673	$ 536,429
Debt, long-term portion	68,011	77,076
Total liabilities	$ 2,420,335	$ 1,550,749	$ 536,429
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 15,000,000 shares authorized;140 and 140 shares issued and outstanding at June 30, 2015 and December 31, 2014, Respectively
Common stock, $.001 par value; 100,000,000 shares authorized; 65,192,630 and 61,439,134 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	$ 64,521	$ 60,767	$ 48,702
Additional paid-in capital	34,338,409	30,864,669	$ 8,840,840
Common stock issuable	349,980	435,930
Common stock held in escrow	8,441	8,441	$ 8,441
Accumulated deficit	(36,649,585)	(32,421,145)	(8,858,166)
Total HPEV deficit	(1,888,234)	(1,051,338)	$ 39,817
Noncontrolling interest in subsidiary	(21,632)	(12,269)
Total stockholders' deficit	(1,909,866)	(1,063,607)	$ 39,817
Total liabilities and stockholders' equity	$ 510,469	$ 487,142	$ 576,246